Consolidated Statements Of Cash Flows (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
Sep. 30, 2012
Increased assets excluding cash and cash equivalents	¥ 2,132,740
Increased liabilities	¥ 1,784,621